Commitments and Contingencies (Details)		12 Months Ended
	Nov. 07, 2023 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2023 JPY (¥)
Commitments and Contingencies [Line Items]
Monetary damages amount | $		$ 2,925,747
Aggregate were temporarily seized | ¥	¥ 31,486,253
Restricted cash			¥ 31,486,253	$ 220,755	¥ 31,486,253